Short-Term Loans and Long-Term Debt - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Line Items]
Short-term loans consisting of bank borrowings	¥ 54	¥ 319
Weighted average interest rate on short-term loans outstanding	3.75%	4.00%